Business Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Disclosure of Ownership Percentages, Pre and Post Transaction	The Integration Transaction resulted in Yamana relinquishing a non-controlling interest in Agua Rica for an increased interest in Alumbrera. The below sets out the ownership percentages before and after the completion of the Integration Transaction:

	Before Transaction		After Transaction
	Alumbrera (i)	Agua Rica	MARA Project
Yamana	12.50%	100.00%	56.25%
Glencore	50.00%	—%	25.00%
Newmont	37.50%	—%	18.75%
	100.00%	100.00%	100.00%
(i)Although Yamana’s investment in Alumbrera was less than 20% of the issued and outstanding shares, after consideration of other relevant factors including the proportion of seats on Alumbrera’s board assigned to Yamana, the nature of the business decisions that required unanimous consent of the directors, and Yamana’s ability to influence the operating, strategic and financing decisions concerning Alumbrera; the Company determined that it had significant influence over Alumbrera, and therefore, accounted for Alumbrera as an investment in associate using the equity method.

Disclosure of Valuation Techniques for Measuring Fair Value
The valuation techniques used for measuring the fair value of the material non-cash assets acquired were as follows.

Assets acquired	Fair value at December 17, 2020 (100%)	Fair value measurement category	Valuation technique
Property, plant and equipment	$696.7	Level 3	Cost technique: The valuation model considers market prices for similar items when they are available, and depreciated replacement cost when appropriate. Depreciated replacement cost reflects adjustments for physical deterioration as well as functional and economic obsolescence.
Mineral resources	$72.0	Level 3
Market comparison technique: The valuation model considers observed transaction multiples using transactions of majority interests in development stage copper projects in North and South America over the past 10 years. In arriving at a selected multiple, appropriate adjustments were made to take into account the availability of existing infrastructure relative to comparable transactions, while being cognizant of the initial capital costs that will still need to be incurred.

Environmental rehabilitation provision	$(85.7)	Level 3	Present-value technique using the entity’s own data about the future cash outflows to be paid to fulfil the obligation and other inputs including the credit adjusted risk-free interest rate.

Disclosure of detailed information about disposition
The gain on disposal of Chapada was calculated as below:

Chapada
Total consideration including working capital adjustments (net of transaction costs)	$856.2
Net assets sold and derecognized:
Cash and cash equivalents	$43.1
Trade and other receivables	0.5
Inventories	31.4
Other assets	157.4
Property, plant and equipment	670.0
Trade and other payables	(31.9)
Income taxes payable	(18.2)
Other provisions and liabilities	(150.5)
Environmental rehabilitation provisions	(58.7)
Deferred tax liabilities	(60.0)
Net assets	$583.1
Gain on disposal (Note 10)	$273.1